DERIVATIVES - Cash Flow Hedging Relationships (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Maximum Length of Time Hedged in Cash Flow Hedge	48 months	60 months
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (795)	$ (237)	$ 0
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(795)	3,755
Interest Income | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (1,176)	$ (237)